Related Party Transactions: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Related party transaction
Proceeds from sale of common stock		$ 750
Affiliates of CCMP
Related party transaction
Ownership percentage of initial stockholders	79.10%
CCMP and Oak Hill Funds
Related party transaction
Management fee charges and expenses	$ 577	562	$ 546
Members of management and the Board of Directors
Related party transaction
Proceeds from sale of common stock	0	750	$ 0
Former members of management
Related party transaction
Share repurchases			4,200
Share repurchases amount			$ 3,780
Dividends	0	0
Gregory Mann and Gabrielle Man
Related party transaction
Lease rent expense	$ 351	$ 350	$ 350